                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:237 Park Avenue, Suite 900,
   	New York, NY 10017



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY		    13 February 2008
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 25,791,244

Form 13F Information Table Value Total: $ 104,504,790



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

USD


ITEM 1				ITEM 2		ITEM 3	  	ITEM 4  	ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE 		CUSIP 		FAIR MKT 	SHARES OR  	SOLE	SHARED	OTHER
				CLASS 		NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)


ALPHARMA INC 			CL A		020813101	 3,363,300 	 90,900 	 X
AMERICAN LD LEASE INC 		COM		027118108	 1,388,910 	 100,500 	 X
DATASCOPE CORP 			COM		238113104	 10,349,475 	 198,114 	 X
DISTRIBUCION Y SERVICO D & S 	SPONSORED ADR	254753106	 2,419 	 	 100 	  	 X
M & T BK CORP			COM		55261F104	 591,151 	 10,297 	 X
MENTOR CORP MINN		COM		587188103	 4,432,114 	 143,295 	 X
MERRILL LYNCH & CO INC		NOTE		590188W46	 14,546,250 	 13,500,000 	 X
MUELLER WTR PRODS INC		COM SER B	624758108	 7,025,346 	 832,387 	 X
NATIONAL CITY CORP		COM		635405103	 14,807,063 	 7,708,800 	 X
NATIONWIDE FINL SVCS INC	CL A		638612101	 9,026,240 	 172,751 	 X
OMRIX BIOPHARMACEUTICALS INC	COM		681989109	 4,608,675 	 184,347 	 X
SCOPUS VIDEO NETWORKS LTD	SHS		M8260H106	 403,000 	 77,500 	 X
SM&A				COM		78465D105	 51,250 	 8,200 		 X
SOVEREIGN BANCORP		COM		845905108	 372,500 	 125,000 	 X
TRANSMETA CORP DEL		COM		89376R208	 2,860,185 	 157,153 	 X
TURBOCHEF TECHNOLOGIES INC	COM NEW		900006206	 491,000 	 100,000 	 X
UST INC				COM		902911106	 17,699,462 	 255,109 	 X
UST INC				PUT		902911956	 14,948 	 1,993 		 X
WACHOVIA CORP NEW		COM		929903102	 12,471,502 	 2,124,798 	 X


			 					$104,504,790 	25,791,244